Issue of Bonus shares - Additional Information (Details) - ₨ / shares			12 Months Ended
	Dec. 03, 2024	Nov. 21, 2024	Mar. 31, 2025	Dec. 04, 2024
Disclosure of classes of share capital [abstract]
Bonus Issued Ratio	100.00%	100.00%	100.00%
Par value per share	₨ 2	₨ 2	₨ 2
Alloted shares	1,274,805			5,232,094,402